Schedule of depreciation expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Six Months Ended June 30, 2024	$ 712	$ 721
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Six Months Ended June 30, 2024	514	579
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Six Months Ended June 30, 2024	157	142
Research and development [member]
IfrsStatementLineItems [Line Items]
Six Months Ended June 30, 2024	$ 41